Note 19 - Fair Values of Financial Instruments - Assets Measured on Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans individually evaluated for impairment	$ 2,082	$ 2,074
Other real estate owned	260
Assets, Fair Value Disclosure	2,342	2,074
Fair Value, Inputs, Level 1 [Member]
Loans individually evaluated for impairment	0	0
Other real estate owned	0
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Loans individually evaluated for impairment	0	0
Other real estate owned	0
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Loans individually evaluated for impairment	2,082	2,074
Other real estate owned	260
Assets, Fair Value Disclosure	$ 2,342	$ 2,074